SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2022
SEGMENTED INFORMATION

12.	SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in two geographic segments being Canada and Greenland (note 6). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	December 31, 2021
Equipment
Canada	4	4
Greenland	10	12
Total	14	16

	June 30, 2022	December 31, 2021
Exploration and evaluation assets
Canada	2,524	2,495
Greenland	36,687	36,604
Total	39,211	39,099